Goodwill, Regulatory Authorizations and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Regulatory Authorizations and Other Intangible Assets
Goodwill, Regulatory Authorizations and Other Intangible Assets

Goodwill

The excess of the cost of an acquired business over the fair values of net tangible and identifiable intangible assets at the time of the acquisition is recorded as goodwill. Goodwill is assigned to the reporting units within our operating segments and is subject to impairment testing annually, or more frequently when events or changes in circumstances indicate the fair value of a reporting unit is more likely than not less than its carrying amount.

As of December 31, 2016 and 2015, all of our goodwill was assigned to reporting units of our Hughes segment.  We test this goodwill for impairment annually in the second quarter.  Based on our qualitative assessment of impairment of reporting units’ goodwill in the second quarter of 2016, we determined that it was not more likely than not that the fair values of the Hughes segment reporting units were less than the corresponding carrying amounts, including goodwill.

Regulatory Authorizations

Regulatory Authorizations consisted of FCC authorizations and other regulatory rights with indefinite useful lives totaling $471.7 million as of December 31, 2016 and 2015.

Other Intangible Assets

Our other intangible assets, which are subject to amortization, consisted of the following:

	Weighted Average Useful Life (in Years)	As of December 31,
		2016			2015
		Cost	Accumulated Amortization	Carrying Amount	Cost	Accumulated Amortization	Carrying Amount
		(In thousands)
Customer relationships	8	$270,300	$(214,544)	$55,756	$270,300	$(189,910)	$80,390
Contract-based	4	64,800	(64,800)	—	64,800	(64,800)	—
Technology-based	6	51,417	(47,848)	3,569	51,417	(39,281)	12,136
Trademark portfolio	20	29,700	(8,291)	21,409	29,700	(6,806)	22,894
Total other intangible assets		$416,217	$(335,483)	$80,734	$416,217	$(300,797)	$115,420

Customer relationships are amortized predominantly in relation to the expected contribution of cash flow to the business over the life of the intangible asset. Other intangible assets are amortized on a straight-line basis over the periods the assets are expected to contribute to our cash flows.  Intangible asset amortization expense, including amortization of externally marketed capitalized software, was $45.1 million, $50.9 million and $68.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Future Amortization

As of December 31, 2016, our estimated future amortization of intangible assets was as follows:

Amount
(In thousands)
For the Years Ending December 31,
2017	$22,152
2018	14,631
2019	14,631
2020	10,981
2021	4,356
Thereafter	13,983
Total	$80,734